Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Summary of maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities

	As of December 31, 2025
	RMB	US$

2026	2,626,765	375,622
2027	1,523,265	217,824
2028	814,349	116,450
2029	515,815	73,761
2030 and after	143,762	20,558
Total undiscounted cash flows	5,623,956	804,215
Less: imputed interest	(245,161)	(35,058)
Present value of lease liabilities	5,378,795	769,157

Summary of supplemental information related to leases

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Cash payments for operating leases	1,075,598	2,041,347	2,302,946	329,317
ROU assets obtained in exchange for new operating lease liabilities	3,918,460	2,968,352	2,279,851	326,014